Average Annual Total Returns{- Fidelity Managed Retirement Income Fund} - 07.31 Fidelity Managed Retirement Funds Z6 Combo PRO-07 - Fidelity Managed Retirement Income Fund	Fidelity Advisor Managed Retirement Income Fund: Class Z6 Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement Income Fund: Class Z6 Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		IXZNC Past 1 year	IXZNC Since Inception
Total	2.98%	6.17%	[1]	(1.54%)	3.04%	[1]	3.09%	6.02%	[1]

[1]	(a)From August 1, 2019